UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company 2711 Centerville Road Suite 400 Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2015
(in U.S. dollars) (Unaudited)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Investments in Portfolio Funds
Asia
Indus Japan Fund, Ltd.
5,051 shares – Class A	$5,000,000	$5,506,401	4.33%	Cayman Islands	Quarterly	3/31/2016
New Horizon Opportunities Fund
20,000 shares – Class B	2,000,000	1,833,876	1.44	Mauritius	Annually	3/31/2016
Private Investors III, LLC
1,500 shares	1,500,000	1,715,091	1.35	United States	0-5 Years	N/A
SR Global Fund Inc. – Japan Portfolio
26,482 shares – Class H	3,578,430	4,230,329	3.33	Cayman Islands	Monthly	1/31/2016
Teng Yue Partners Offshore Fund, L.P.
5,141 shares	6,750,000	10,493,697	8.25	Cayman Islands	Quarterly	3/31/2016
Tybourne Equity (Offshore) Fund
6,214 shares – Series A	6,213,800	7,492,841	5.89	Cayman Islands	Quarterly	3/31/2016
Total Asia	25,042,230	31,272,235	24.59

Energy & Natural Resources
Marianas Fund Ltd.
5,906 shares – Class A	6,000,000	6,408,971	5.04	Cayman Islands	Quarterly	3/31/2016
Whetstone Capital Offshore Fund, Ltd.
4,000 shares	4,000,000	2,690,171	2.11	Cayman Islands	Quarterly	3/31/2016
Total Energy & Natural Resources	10,000,000	9,099,142	7.15

Global Long/Short
Espalier Global Offshore Fund, Ltd.
1,000 shares – Class A	1,000,000	969,478	0.76	Cayman Islands	Quarterly	3/31/2016
Falcon Edge Global Ltd.
39 shares – Class A	39,042	38,601	0.03	Cayman Islands	Quarterly	3/31/2016
Falcon Edge Global Ltd.
2,458 shares – Class B	2,848,310	2,874,686	2.26	Cayman Islands	Quarterly	3/31/2016
Falcon Edge Global Ltd.
417 shares – Class C	418,339	705,235	0.55	Cayman Islands	Quarterly	3/31/2016

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2015
(in U.S. dollars) (Unaudited)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Global Long/Short (continued)
Glade Brook Private Investors VII, LLC
1,108 shares	$1,108,058	$1,125,577	0.89%	United States	0-5 Years	N/A
Horseman Global Fund Ltd.
36,921 shares – Class B	7,250,000	8,121,351	6.38	Cayman Islands	Quarterly	3/31/2016
Hound Partners Offshore Fund, Ltd.
7,779 shares – Class A	7,500,624	8,542,484	6.72	Cayman Islands	Quarterly	3/31/2016
Passport Long Short Fund, Ltd.
6,150 shares – Class B	6,150,000	6,579,578	5.17	British Virgin Islands	Monthly	1/31/2016
Viking Global Equities III, Ltd.
3,227 shares – Class L	2,490,334	4,528,131	3.56	Cayman Islands	Annually	2/29/2016
Total Global Long/Short	28,804,707	33,485,121	26.32

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
3,447 shares – Series A	4,649,285	9,479,901	7.45	Cayman Islands	Quarterly	3/31/2016
Total Healthcare	4,649,285	9,479,901	7.45

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	2,239,913	1.76	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
3,479 shares – Class A	4,250,000	5,027,646	3.95	Cayman Islands	Quarterly	3/31/2016
Tiger Global, Ltd.
8,018 shares – Class C	4,751,312	7,164,865	5.63	Cayman Islands	Monthly	1/31/2016
Tiger Global, Ltd.
6,025 shares – Class E	1,397,382	2,566,638	2.02	Cayman Islands	Monthly	1/31/2016
Total Technology	12,148,694	16,999,062	13.36

Total Investments in Portfolio Funds	$80,644,916	$100,335,461	78.87%

Investments in Securities
Common Stocks
Global Opportunistic
Allergan PLC (f/k/a Actavis PLC)*
2,504 shares	$678,228	$782,500	0.62%	United States
Alphabet Inc. – Class A*
1,028 shares	636,821	799,794	0.63	United States
Altice NV*
45,262 shares	705,273	655,394	0.52	Netherlands
Amazon.com, Inc.*
1,172 shares	609,113	792,143	0.62	United States
American International Group, Inc.
12,476 shares	768,493	773,138	0.61	United States

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2015
(in U.S. dollars) (Unaudited)

			Percent
			of Net
Investments	Cost	Fair Value	Assets	Domicile
Common Stocks (continued)
CF Industries Holdings, Inc.
19,296 shares	$1,001,616	$787,470	0.62%	United States
Charter Communication, Inc.*
4,113 shares	651,537	753,090	0.59	United States
Cheetah Mobile Inc. ADR*
64,267 shares	1,274,916	1,029,557	0.81	United States
Delta Air Lines, Inc.
16,628 shares	791,611	842,873	0.66	United States
Dollar Tree, Inc.*
12,352 shares	808,845	953,822	0.75	United States
Energy Transfer Equity L.P.
33,405 shares	766,398	458,985	0.36	United States
Facebook, Inc. – Class A*
7,196 shares	705,799	753,133	0.59	United States
Fleetcor Technologies, Inc.*
5,090 shares	628,479	727,514	0.57	United States
Heron Therapeutics, Inc.*
46,122 shares	1,086,092	1,231,457	0.97	United States
Horizon Pharma, PLC*
39,911 shares	658,441	864,871	0.68	United States
JD.com*
27,994 shares	820,885	903,226	0.71	United States
Netflix.com, Inc.*
6,427 shares	710,815	735,120	0.58	United States
ProShares UltraShort Yen*
7,300 shares	624,880	641,597	0.50	United States
Sony Corp ADR*
51,335 shares	1,256,356	1,263,355	0.99	United States
Spirit AeroSystems Holdings, Inc. – Class A*
14,267 shares	637,576	714,349	0.56	United States
Tencent Holdings Limited
38,973 shares	731,872	764,650	0.60	United States
Tesoro Corporation
6,734 shares	748,606	709,562	0.56	United States
Valeant Pharmaceuticals International, Inc.*
11,027 shares	1,118,751	1,120,895	0.88	United States
Vipshop Holdings Limited*
58,118 shares	1,018,854	887,462	0.70	United States
Total Common Stocks	19,440,257	19,945,957	15.68

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2015
(in U.S. dollars) (Unaudited)

			Percent
			of Net
Investments	Cost	Fair Value	Assets
Total Investments	$100,085,173	$120,281,418	94.55%

Other Assets, less Liabilities		6,938,292	5.45
Total Net Assets		$127,219,710	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2015 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
*	Non-income producing security.
ADR – American Depositary Receipt

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), exchange traded funds, and common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds and common stocks, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

In May 2015, the FASB issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), as an amendment to ASC 820. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Portfolio Funds. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to measure the fair value.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of this ASU is permitted. The Advisor has reviewed the requirements of the ASU and determined that early adoption of this ASU would be applied to the relevant disclosures of the Fund.

Total Investments in Portfolio Funds Measured at NAV	$100,335,461

All of the Fund’s investments in Securities have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments in Securities carried at fair value:

	Assets at Fair Value as of December 31, 2015
	Level 1	Level 2	Level 3	Total
Investments Securities
Common Stocks – Global Opportunistic	$19,945,957	$-	$-	$19,945,957
Total Investments	$19,945,957	$-	$-	$19,945,957

There were no changes in valuation technique and no other transfers between the levels of the fair value hierarchy during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman, President & Trustee

Date	February 25, 2016

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 25, 2016